Notional Amounts of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Designated derivative financial instruments										$ 2,501	¥ 235,219	¥ 344,623	$ 2,501	¥ 235,219	¥ 344,623
Undesignated derivative financial instruments	$ 157,297	¥ 14,793,822	¥ 12,807,293	$ 134,926	¥ 12,689,774	¥ 10,607,666	$ 22,371	¥ 2,104,048	¥ 2,199,627